COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2023	December 31, 2022
Commitments related to purchases of raw materials and energy	13,181	11,668
Guarantees, pledges and other collateral	8,675	8,470
Capital expenditure commitments	3,204	2,930
Other commitments	1,522	1,533
Total	26,582	24,601